EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054



                                                December 16, 2004


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services
       --------------------------------------------------

     Re:  Form N-1A for Eaton Vance Mutual Funds Trust (the "Registrant")
            on behalf of
                 Eaton Vance Floating-Rate Fund
                 Eaton Vance Floating-Rate High Income Fund
          (each a "Fund", and collectively, the "Funds")
          Post-Effective Amendment No. 99 (1933 Act File No. 2-90946) and Amendment No. 102 (1940 Act File No. 811-4015) (the "Amendment")
          ----------------------------------------------------------------

Gentlemen:

     On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rules 472 and 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated pursuant to Section 8(b) thereunder; (3) the General Instructions to Form N-1A; and (4) Rules 101 and 102 under Regulation S-T is the Amendment, including the prospectuses and statements of additional information ("SAI") for the Funds, as well as Exhibits. Each Fund is a "feeder" fund that invests in a corresponding portfolio, a "master" fund. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The Amendment reflects a change in each Fund's diversification status from non-diversified to diversified.

     The Amendment has been marked to show changes from the prospectuses and SAIs of the Funds contained in the Registrant's Post-Effective Amendment No. 94 filed with the SEC on February 26, 2004 (Accession No. 0000940394-04-000170). Registrant hereby respectfully requests that the Staff, in reviewing the prospectuses and statements of additional information included in the Amendment, use selective review procedure set forth in the Investment Company Act Release No. 17368 (February 15, 1985) in processing the Amendment.

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, disclose updated financial and performance information and make any other necessary non-material changes.

Securities and Exchange Commission
December 16, 2004
Page Two


     If you have any questions or comments concerning the enclosed Amendment, please call the undersigned at (617) 598-8642. My fax number is (617) 598-0432.

                                                Very truly yours,



                                                /s/ James M. Wall
                                                James M. Wall, Esq.
                                                Vice President

Enclosures